Loan and Financing - Debt Issuance Costs by Type (Detail) R$ in Thousands	6 Months Ended
Jun. 30, 2018 BRL (R$)
Debt Issuance Costs [Line Items]
Incurred debt issuance cost	R$ 2,414
Financial Institution [Member]
Debt Issuance Costs [Line Items]
Incurred debt issuance cost	2,414
Current
Debt Issuance Costs [Line Items]
Incurred debt issuance cost, current	0
Non Current [Member]
Debt Issuance Costs [Line Items]
Incurred debt issuance cost, non-current	R$ 2,414